                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bremer Trust, National Association
            ------------------------------------------
Address:    4150 - 2nd St. S., P.O. Box 986
            ------------------------------------------
            St. Cloud, MN 56302-0986
            ------------------------------------------

 Form 13F File Number: 28-7722
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Erickson
          --------------------------------------------
Title:    Vice President, Investments
          --------------------------------------------
Phone:    (320) 255-7174
          --------------------------------------------

Signature, Place, and Date of Signing:

David J. Erickson                St. Cloud MN                   8-14-02
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                110
                                              -----------------------

Form 13F Information Table Value Total:           $154,597
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:                         0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          None

Page 1 of 6      Name of Reporting Manager:  Bremer Trust, N.A.   (SEC USE ONLY)

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
    Name of Issuer          Title of   CUSIP    Fair         # of       Investment Discretion    Other     Voting Authority (Shares)
                             Class     Number   Market     Shares                               Managers
                                                Value
                                                (000)
                                                                     (a) Sole     (b)     (c)             (a) Sole    (b)   (c) None
                                                                                Shared   Shared                     Shared
                                                                                         Other
Ingersoll Rand Class A        Com    G4776G101   2,374      51,987    29,319             22,668             51,987

Nabors Industries LTD         Com    G6359F103     767      21,722    19,100              2,622             21,722

ADC Telecommunications        Com    000886101     404     176,365   163,765       350   12,250            176,365

AFLAC Inc                     Com    001055102   2,796      87,388    86,240       448      700             87,388

AOL Time Warner               Com    00184A105     925      62,892    54,237       470    8,185             62,717               175

Abbott Labs                   Com    002824100     393      10,439    10,289                150             10,289               150

Agilent                       Com    00846U101     806      34,098    32,993              1,105             34,098

Allete                        Com    018522102   1,480      54,626    11,079       500   43,047             54,626

Allstate                      Com    020011101     406      10,986     9,562              1,424             10,986

American Int'l Group Inc      Com    026874107   2,675      39,209    33,695       427    5,087             39,209

American Pwr Conversion Corp  Com    029066107     914      72,350    71,650       200      500             72,350

Amgen                         Com    031162100   1,575      37,605    36,605       200      800             37,605

ATMEL Corp                    Com    049513104     960     153,340   152,640       300      400            153,340

Avon Products Inc             Com    054303102   2,419      46,300    46,100       200                      46,300

BP PLC                        ADR    055622104   1,685      32,770    30,715       662    1,393             32,770

Bank of America               Com    060505104     222       3,159     1,420     1,200    1,539              3,159

Bellsouth Corp                Com    079860102     414      13,143     8,221     4,522      400             13,143

Best Buy                      Com    086516101   1,636      45,080    41,105     3,975                      45,080

Boeing Co                     Com    097023105   1,316      29,254    27,160       200    1,894             29,254

Bristol Myers Squibb Co       Com    110122108     381      14,817     8,342     1,275    5,200             14,817

Page 2 of 6      Name of Reporting Manager:  Bremer Trust, N.A.

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
    Name of Issuer          Title of   CUSIP    Fair         # of       Investment Discretion    Other     Voting Authority (Shares)
                             Class     Number   Market     Shares                               Managers
                                                Value
                                                (000)
CVS                           Com    126650100     960      31,370    31,370                                31,370

Carnival Corp                 Com    143658102   1,835      66,280    66,280                                66,280

Certegy Inc                   Com    156880106     764      20,575    20,575                                20,575

ChevronTexaco Corp            Com    166764100   1,380      15,589    13,749              1,840             15,589

Cisco Systems Inc             Com    17275R102   2,049     146,909   123,619     1,165   22,125            146,779               130

Citigroup Inc                 Com    172967101   2,460      63,480    59,523     2,533    1,424             63,355               125

Coca-Cola                     Com    191216100     822      14,628    11,087     3,541    3,641             14,628

Cognos Inc                    Com    1924C109      719      32,400    32,400                                32,400

Colgate Palmolive Co          Com    194162103   1,682      33,610    31,860              1,750             33,610

Communication Sys Inc         Com    203900105     511      81,733    81,733                                81,733

Computer Assoc Int'l Inc      Com    204912109     748      47,094    46,510       125      459             47,094

Concord EFS                   Com    206197105   2,306      76,525    76,525                                76,525

Deere & Co                    Com    244199105     343       7,152     7,010                142              7,152

Dell Computer Corp            Com    247025109   2,655     101,578    53,434       384   47,760            101,578

Disney Walt Co                Com    254687106              73,517    68,230       165    5,122             73,517
                                                 1,389

Dover Corp                    Com    260003108   1,101      31,450    31,450                                31,450

Du Pont E I De Nemous & Co    Com    263534109     201       4,538     4,000       360      178              4,538


Echostar Communications       Com    278762109     371      20,000    20,000                                20,000

Ecolab Inc                    Com    278865100     833      18,010    17,880       130                      18,010

Emerson Electric Co           Com    291011104   1,216      22,724    21,775       280      669             22,724

Enron Corp                    Com    293561106     135      21,627     2,000             19,627             21,627


Page 3 of 6      Name of Reporting Manager:  Bremer Trust, N.A.

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
    Name of Issuer          Title of   CUSIP    Fair         # of       Investment Discretion    Other     Voting Authority (Shares)
                             Class     Number   Market     Shares                               Managers
                                                Value
                                                (000)
Equifax Inc                   Com    294429105   1,126      41,700    41,700                                41,700

Exxon Mobil                   Com    30231G102   4,027      98,417    94,693     1,518    2,206             98,417

FPL Group Inc                 Com    302571104     275       4,587     3,787                800              4,587

Federal Home Ln Mtg Corp      Com    313400301   2,063      33,715    33,165                550             33,715

Federal Nat'l Mtg Assn        Com    313586109   1,329      18,015    16,805       100    1,110             18,015

FED EX Corp                   Com    31428X106   2,204      41,275    41,075                200             41,275

First Data Corp               Com    319963103   1,343      36,100    36,100                                36,100

Fleet Boston Financial        Com    339030108     324      10,000                       10,000             10,000

G & K Services Inc            Com    361268105     330       9,642     2,000              7,642              9,642

General Electric Co           Com    369604103   4,995     171,949   136,760     4,095   31,094            168,449             3,500

Grainger W W Inc              Com    384802104     481       9,610     9,410                200              9,610

Harley Davidson               Com    412822108     272       5,300     1,000              4,300              5,300

Healthsouth                   Com    421924101   1,596     124,750   124,550                200            124,750

Hector Com Co                 Com    422730101     588      49,034    49,034                                49,034

Hewlett Packard               Com    428236103     349      22,862     2,145       623   20,094             22,546               316

Home Depot                    Com    437076102     503      13,685     9,550       680    3,455             13,685

Intel Corp                    Com    458140100   2,668     146,013   100,129     3,700   42,184            142,813             3,200

International Business Machs  Com    459200101   1,324      18,395    16,350       825    1,220             18,395

Interpublic Group Cos Inc     Com    460690100   1,360      54,910    53,410              1,500             54,910

Investors Real Estate         Shr    461730103   9,456     887,095   288,723    17,598  580,774            426,314           460,781
                              Bent
                              Interes

Johnson & Johnson             Com    478160104   2,794      53,459    46,169       670    6,620             53,209               250

Page 4 of 6      Name of Reporting Manager:  Bremer Trust, N.A.

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
    Name of Issuer          Title of   CUSIP    Fair         # of       Investment Discretion    Other     Voting Authority (Shares)
                             Class     Number   Market     Shares                               Managers
                                                Value
                                                (000)
Kimberly Clark Corp           Com    494368103   2,287      36,891    36,841        50                      36,891

Kohl's                        Com    500255104   1,121      16,000    16,000                                16,000

Lucent Technologics Inc       Com    549463107     132      79,422    71,619     2,532    5,271             79,222               200

McDonalds Corp                Com    580135101   2,800      98,423    73,103             25,320             98,423

Medtronic Inc                 Com    585055106   7,146     166,762   130,719       755   35,288            166,612               150

Mellon Financial Corp         Com    58551A108   1,111      35,350    33,350              2,000             35,350

Merck & Co Inc                Com    589331107   1,941      38,332    12,850       475   25,007             38,322

Microsoft Corp                Com    594918104   3,813      69,711    55,445     2,030   12,236             69,711

Morgan Stanley/Dean Witter    Com    617446448     387       8,988     7,800       176    1,012              8,988
& Co

North Dakota Hold             Com    628945107     426     567,675   371,844            195,831            528,118            39,557

Nokia Corporation             ADR    654902204     790      54,530    52,600       530    1,400             54,530

Oracle Corp                   Com    68389X105   1,274     134,495   131,340     1,255    1,900            134,395               100

Otter Tail Power Co           Com    689648103     458      14,546    13,446     1,000      100             14,546

Parker Drilling               Com    701081101      37      11,175                       11,175             11,175

PepsiCo Inc                   Com    713448108   2,715      56,324    53,505       325    2,494             56,324

Pfizer Inc                    Com    717081103   2,613      74,664    63,476     1,410    9,778             74,664

Pharmacia                     Com    717130102   1,757      46,923    43,650       120    3,153             46,923

Philip Morris                 Com    718154103     250       5,350     2,950     1,000    1,400              5,250               100

Proctor & Gamble              Com    742718109     542       6,066       366              5,700              6,066

Prudential Financial Corp     Com    744320102     275       8,239     8,239                                 8,239

Quest Diagnostics Inc         Com    74834L100   1,028      11,950    11,950                                11,950

Page 5 of 6      Name of Reporting Manager:  Bremer Trust, N.A.

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
    Name of Issuer          Title of   CUSIP    Fair         # of       Investment Discretion    Other     Voting Authority (Shares)
                             Class     Number   Market     Shares                               Managers
                                                Value
                                                (000)
SBC Communication Inc         Com    78387G103   2,005      65,729    55,013     6,892    3,824             65,261               468

St. Paul Cos Inc              Com    792860108     628      16,132    14,532              1,600             16,132

Saks Inc                      Com    79377W108   2,106     164,032    11,947            152,085             17,762           146,270

Schlumberger LTD              Com    806857108     459       9,869     8,703     1,166                       9,869

Charles Schwab Co             Com    808513105     778      69,490    64,100       390    5,000             69,490

Sears Roebuck & Co            Com    812387108     272       5,005     4,000              1,005              5,005

Service Master Co             Com    81760N109     436      31,761    31,761                                31,761

Solectron                     Com    834182107     385      62,618    62,610                  8             62,610                 8

Southern Co                   Com    842587107     327      11,944    11,319                625             11,944

Sun Microsystems              Com    866810104     104      20,805     2,800       605   17,400             20,805

Target                        Com    87612E106   3,960     103,925    89,925       700   13,300            103,925

Texas Instruments             Com    882508104   1,185      49,995    49,305       690                      49,995

Textron Inc                   Com    883203101     455       9,700     9,600                100              9,700

3M Co                         Com    88579Y101   3,846      31,266    21,279     1,480    8,507             31,266

Traveler's Property           Com    89420G109     324      18,300    18,300                                18,300
Casualty Company

Tyco Int'l Ltd New            Com    902124106     151      11,148     1,000       500    9,648             11,148

US Bancorp Del                Com    902973106   2,495     106,846    94,790     4,554    7,502            106,846

Ultra Petroleum Corp          Com    903914109      76      10,000                       10,000             10,000

Verizon                       Com    92343V104     779      19,395    12,689     4,401    2,305             19,095               300

Viacom B                      Com    925524308   1,456      32,806    32,427       379                      32,806

WPS Resources                 Com    92931B106     289       7,074       720     6,354                       7,074

Wal-Mart Stores Inc           Com    931142103   3,029      55,055    47,720       785    6,550             49,705             5,350


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Page 6 of 6      Name of Reporting Manager:  Bremer Trust, N.A.

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
    Name of Issuer          Title of   CUSIP    Fair         # of       Investment Discretion    Other     Voting Authority (Shares)
                             Class     Number   Market     Shares                               Managers
                                                Value
                                                (000)
Walgreen Co                   Com    931422109   2,665      68,975    68,300       675                      68,975

Wells Fargo & Co              Com    94974B101   3,161      63,137    52,456     3,991    6,690             62,987               150

Weyerhaeuser Co               Com    962166104     230       3,605     3,605                                 3,605

Wyeth                         Com    983024100     477       9,313     4,300              5,013              9,313

X-Cel Energy Com              Com    98387B100     833      49,645    34,000     8,905    6,740             49,645

Yum Brands                    Com    988498101     348      11,908     8,990     2,918                      11,908

